AOCI	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income [Text Block]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
The table below presents the changes in Accumulated other comprehensive income/(loss) (AOCI), including the reclassifications out of Accumulated other comprehensive income/(loss) by component:

Changes in Accumulated Other Comprehensive Income/(Loss) by Component
	Hedges	Investment Securities	Pension and Other Retiree Benefits	Financial Statement Translation	Total
BALANCE at JUNE 30, 2013	$(3,529)	$(27)	$(4,296)	$353	$(7,499)
OCI before reclassifications (1)	(305)	20	(1,113)	1,044	(354)
Amounts reclassified from AOCI (2) (5)	(42)	(11)	244	—	191
Net current period OCI	(347)	9	(869)	1,044	(163)
BALANCE at JUNE 30, 2014	(3,876)	(18)	(5,165)	1,397	(7,662)
OCI before reclassifications (3)	1,390	26	563	(7,475)	(5,496)
Amounts reclassified from AOCI (4) (5) (6)	(156)	(2)	281	255	378
Net current period OCI	1,234	24	844	(7,220)	(5,118)
BALANCE at JUNE 30, 2015	$(2,642)	$6	$(4,321)	$(5,823)	$(12,780)

(1)	Net of tax (benefit)/expense of $(207), $3 and $(450) for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2014.

(2)	Net of tax (benefit)/expense of $(2), $(7), and $94 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2014.

(3)	Net of tax (benefit)/expense of $741, $1, and $219 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2015.

(4)	Net of tax (benefit)/expense of $(2), $(1), and $109 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2015.

(5)
See Note 5 for classification of gains and losses from hedges in the Consolidated Statements of Earnings. Gains and losses on investment securities are reclassified from AOCI into Other non-operating income, net. Gains and losses on pension and other retiree benefits are reclassified from AOCI into Cost of products sold and SG&A, and are included in the computation of net periodic pension cost (see Note 9 for additional details).

(6)
Amounts reclassified from AOCI for financial statement translation relate to the foreign currency losses written off as part of the deconsolidation of our Venezuelan subsidiaries. These losses were reclassified into Venezuela deconsolidation charge on the Consolidated Statements of Earnings.